EVENTS AFTER THE REPORTING PERIOD	12 Months Ended
Dec. 31, 2022
EVENTS AFTER THE REPORTING PERIOD
EVENTS AFTER THE REPORTING PERIOD

22. EVENTS AFTER THE REPORTING PERIOD

On March 15, 2023, the Company received a written notice from the staff of the New York Stock Exchange Regulation notifying the Company that it has determined to delist the Company’s American depositary shares (“ADSs”) from the NYSE. The Company utilized its right to a review of the determination and, accordingly, filed an appeal to this decision.